Convertible Promissory Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Convertible Promissory Notes Payable [Table Text Block]
	April 30, 2015	January 31, 2015

Senior Secured Convertible Debentures, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to First and Second Kalamalka Amendment Agreement, due June 10, 2017 (Note 9(i)).	$7,022,577	$7,169,832

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to Senior Secured Convertible Debentures due June 10, 2017 (Note 9 (ii))	600,000	600,000
Less: debt discounts	(7,010,866)	(7,163,982)
	$611,770	$605,850

	January 31, 2015	January 31, 2014

Senior Secured Convertible Debentures, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to First and Second Kalamalka Amendment Agreement, due June 10, 2017 (i).	$7,169,832	$-

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014 (ii)	-	500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014 (ii)	-	275,000

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to Senior Secured Convertible Debentures due June 10, 2017 (Note 9 (i)) (ii)	600,000	-

Convertible promissory note payable, non-interest Bearing, due February 9, 2014 (iii)	-	128,704

Convertible promissory note payable, non-interest bearing, due November 13, 2014 (iv)	-	124,444

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (v)	-	91,688

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (vi)	-	84,085
Less: debt discounts	(7,163,982)	(179,957)
	605,850	1,023,964
Less: current portion	-	(1,022,294)
	$605,850	$1,670

At Issuance [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
	June 10, 2014	July 8, 2014
Risk-free interest rate	1.71%	1.70%
Expected life (years)	5.00	5.00
Expected volatility (1)	147.39%	147.39%
Stock price at issuance	$0.15	$0.1624
Dividend yields	0.00%	0.00%

	June 10, 2014	July 8, 2014
Risk-free interest rate	1.71%	1.70%
Expected life (years)	5.00	5.00
Expected volatility (1)	147.39%	147.39%
Stock price at issuance	$0.15	$0.1624
Dividend yields	0.00%	0.00%

Amended Convertible Promissory Notes [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$0.52
Dividend yields	0.00%

Modification [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$0.52
Dividend yields	0.00%

Agents Warrants and Lender Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

New Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

Exchanged Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$0.23	$0.23
Dividend yields	0.00%	0.00%

	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$0.23	$0.23
Dividend yields	0.00%	0.00%

November 2013 Credit Facility Agent Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$0.20
Dividend yields	0.00%

November 2013 Credit Facility Amended Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

November 2013 Credit Facility New Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

Finder's Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$0.24
Dividend yields	0.00%